Derivative Instruments - Effect of Derivative Instruments - Statement of Income Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Derivative [Line Items]
Total (gains) losses on derivatives, net		$ 138		$ 131		$ 292
Commodity Derivatives [Member] | Gathering, processing, and marketing sales [Member]
Derivative [Line Items]
Total (gains) losses on derivatives, net	[1]	8		(4)		6
Commodity Derivatives [Member] | (Gains) Losses on Derivatives, net [Member]
Derivative [Line Items]
Total (gains) losses on derivatives, net		213	[1]	3	[1]	147
Interest Rate Swap [Member] | (Gains) Losses on Derivatives, net [Member]
Derivative [Line Items]
Total (gains) losses on derivatives, net	[1]	(91)		132		139
Western Gas Partners LP [Member] | Interest Rate Swap [Member] | (Gains) Losses on Derivatives, net [Member]
Derivative [Line Items]
Total (gains) losses on derivatives, net		$ 8		$ 0		$ 0

[1]	Excludes amounts related to WES interest-rate swap agreements.